UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2012





[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH & INCOME FUND
OCTOBER 31, 2012

                                                                      (Form N-Q)

48451-1212                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
October 31, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (98.4%)

            COMMON STOCKS (98.2%)

            CONSUMER DISCRETIONARY (10.7%)
            ------------------------------
            APPAREL RETAIL (0.3%)
   31,294   Buckle, Inc.                                              $    1,414
   76,600   Chico's FAS, Inc.                                              1,425
   79,900   Express, Inc.*                                                   889
                                                                      ----------
                                                                           3,728
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
   90,500   Hanesbrands, Inc.*                                             3,029
   34,600   Polo Ralph Lauren Corp.                                        5,318
   10,800   True Religion Apparel, Inc.                                      277
                                                                      ----------
                                                                           8,624
                                                                      ----------
            BROADCASTING (0.3%)
  125,010   CBS Corp. "B"                                                  4,050
                                                                      ----------
            CABLE & SATELLITE (0.7%)
  232,540   Comcast Corp. "A"                                              8,723
                                                                      ----------
            CASINOS & GAMING (0.4%)
  180,300   International Game Technology                                  2,315
   45,000   Las Vegas Sands Corp.                                          2,090
                                                                      ----------
                                                                           4,405
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.1%)
   44,800   Rent-A-Center, Inc.                                            1,493
                                                                      ----------
            DEPARTMENT STORES (0.7%)
  181,000   Macy's, Inc.                                                   6,891
   16,275   Nordstrom, Inc.                                                  924
                                                                      ----------
                                                                           7,815
                                                                      ----------
            EDUCATION SERVICES (0.1%)
   57,050   ITT Educational Services, Inc.*                                1,226
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.5%)
   58,855   Dollar General Corp.*                                          2,861
   44,500   Target Corp.                                                   2,837
                                                                      ----------
                                                                           5,698
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.8%)
   54,962   Home Depot, Inc.                                               3,373
  182,766   Lowe's Companies, Inc.                                         5,918
                                                                      ----------
                                                                           9,291
                                                                      ----------
            HOMEBUILDING (0.4%)
  200,200   D.R. Horton, Inc.                                              4,196
                                                                      ----------

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1  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HOMEFURNISHING RETAIL (0.2%)
   50,600   Bed Bath & Beyond, Inc.*                                  $    2,919
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.7%)
   94,400   Carnival Corp.                                                 3,576
  101,900   Royal Caribbean Cruises Ltd.                                   3,431
   29,145   Starwood Hotels & Resorts Worldwide, Inc.                      1,511
                                                                      ----------
                                                                           8,518
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.1%)
   28,500   Newell Rubbermaid, Inc.                                          588
                                                                      ----------
            INTERNET RETAIL (3.0%)
  102,230   Amazon.com, Inc.*                                             23,801
  203,650   Blue Nile, Inc.*                                               7,692
  142,703   Homeaway, Inc.*                                                3,669
                                                                      ----------
                                                                          35,162
                                                                      ----------
            LEISURE PRODUCTS (0.3%)
   59,100   Hasbro, Inc.                                                   2,127
   31,810   Mattel, Inc.                                                   1,170
                                                                      ----------
                                                                           3,297
                                                                      ----------
            MOTORCYCLE MANUFACTURERS (0.1%)
   28,600   Harley-Davidson, Inc.                                          1,337
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.8%)
  135,100   Time Warner, Inc.                                              5,870
   76,000   Viacom, Inc. "B"                                               3,897
                                                                      ----------
                                                                           9,767
                                                                      ----------
            RESTAURANTS (0.5%)
  139,700   Starbucks Corp.                                                6,412
                                                                      ----------
            SPECIALIZED CONSUMER SERVICES (0.0%)
   35,900   Service Corp. International                                      504
                                                                      ----------
            Total Consumer Discretionary                                 127,753
                                                                      ----------
            CONSUMER STAPLES (7.1%)
            ----------------------
            BREWERS (0.4%)
   94,632   SABMiller plc ADR                                              4,097
                                                                      ----------
            DRUG RETAIL (0.6%)
   34,400   CVS Caremark Corp.                                             1,596
  154,795   Walgreen Co.                                                   5,454
                                                                      ----------
                                                                           7,050
                                                                      ----------
            HOUSEHOLD PRODUCTS (1.5%)
   45,703   Clorox Co.                                                     3,304
   57,800   Colgate-Palmolive Co.                                          6,067
  118,025   Procter & Gamble Co.                                           8,172
                                                                      ----------
                                                                          17,543
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.2%)
   30,400   Wal-Mart Stores, Inc.                                          2,281
                                                                      ----------
            PACKAGED FOODS & MEAT (0.9%)
  739,641   Danone S.A. ADR                                                9,098
   86,900   Green Mountain Coffee Roasters, Inc.*                          2,099
                                                                      ----------
                                                                          11,197
                                                                      ----------
            PERSONAL PRODUCTS (0.2%)
   46,800   Herbalife Ltd.                                                 2,403
                                                                      ----------
            SOFT DRINKS (0.5%)
   53,530   Coca-Cola Co.                                                  1,990

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   56,280   PepsiCo, Inc.                                             $    3,897
                                                                      ----------
                                                                           5,887
                                                                      ----------
            TOBACCO (2.8%)
  122,300   Altria Group, Inc.                                             3,889
   23,700   Imperial Tobacco Group plc ADR                                 1,790
   24,400   Lorillard, Inc.                                                2,831
  251,820   Philip Morris International, Inc.                             22,301
   71,500   Reynolds American, Inc.                                        2,977
                                                                      ----------
                                                                          33,788
                                                                      ----------
            Total Consumer Staples                                        84,246
                                                                      ----------

            ENERGY (9.3%)
            ------------
            COAL & CONSUMABLE FUELS (0.0%)
   15,400   Peabody Energy Corp.                                             430
                                                                      ----------
            INTEGRATED OIL & GAS (2.2%)
   95,100   BP plc ADR                                                     4,079
   12,300   Chevron Corp.                                                  1,355
   79,830   Exxon Mobil Corp.                                              7,278
  149,700   Hess Corp.                                                     7,823
   49,300   Occidental Petroleum Corp.                                     3,893
   52,650   Petroleo Brasileiro S.A. ADR                                   1,117
                                                                      ----------
                                                                          25,545
                                                                      ----------
            OIL & GAS DRILLING (1.3%)
   31,700   Atwood Oceanics, Inc.*                                         1,515
  288,825   Noble Corp.                                                   10,900
   83,400   SeaDrill Ltd.                                                  3,365
                                                                      ----------
                                                                          15,780
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (2.3%)
  107,600   Baker Hughes, Inc.                                             4,516
   29,800   Cameron International Corp.*                                   1,509
  230,900   Halliburton Co.                                                7,456
  397,100   McDermott International, Inc.*                                 4,253
  129,644   Schlumberger Ltd.                                              9,014
                                                                      ----------
                                                                          26,748
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (3.0%)
   50,780   Anadarko Petroleum Corp.                                       3,494
  120,400   Cabot Oil & Gas Corp.                                          5,656
   65,900   ConocoPhillips                                                 3,812
   40,800   EOG Resources, Inc.                                            4,753
   97,100   EQT Corp.                                                      5,887
  110,000   Marathon Oil Corp.                                             3,307
   51,900   Newfield Exploration Co.*                                      1,408
   44,500   Southwestern Energy Co.*                                       1,544
  131,700   Ultra Petroleum Corp.*                                         3,004
   79,500   Whiting Petroleum Corp.*                                       3,341
                                                                      ----------
                                                                          36,206
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   43,900   Phillips 66 Co.                                                2,070
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  120,750   Spectra Energy Corp.                                           3,486
                                                                      ----------
            Total Energy                                                 110,265
                                                                      ----------

            FINANCIALS (19.3%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (3.3%)
   95,665   Ameriprise Financial, Inc.                                     5,584
   10,130   BlackRock, Inc. "A"                                            1,922

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3  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   29,556   Franklin Resources, Inc.                                  $    3,777
  220,200   Invesco Ltd.                                                   5,355
  152,716   Legg Mason, Inc.                                               3,891
  578,071   SEI Investments Co.                                           12,648
   61,800   State Street Corp.                                             2,755
   84,500   Waddell & Reed Financial, Inc. "A"                             2,816
                                                                      ----------
                                                                          38,748
                                                                      ----------
            CONSUMER FINANCE (2.6%)
  180,604   American Express Co.                                          10,109
  131,700   Capital One Financial Corp.                                    7,924
  181,435   Discover Financial Services                                    7,439
  325,600   SLM Corp.                                                      5,724
                                                                      ----------
                                                                          31,196
                                                                      ----------
            DIVERSIFIED BANKS (2.5%)
  219,100   U.S. Bancorp                                                   7,276
  658,290   Wells Fargo & Co.                                             22,178
                                                                      ----------
                                                                          29,454
                                                                      ----------
            INSURANCE BROKERS (0.2%)
   78,400   Willis Group Holdings Ltd. plc                                 2,640
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (1.8%)
  266,960   Greenhill & Co., Inc.                                         12,739
  474,800   Morgan Stanley                                                 8,252
                                                                      ----------
                                                                          20,991
                                                                      ----------
            LIFE & HEALTH INSURANCE (1.5%)
  158,065   AFLAC, Inc.                                                    7,868
  204,000   Lincoln National Corp.                                         5,057
  154,400   MetLife, Inc.                                                  5,480
                                                                      ----------
                                                                          18,405
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.6%)
  353,820   Bank of America Corp.                                          3,297
  523,910   Citigroup, Inc.                                               19,589
  466,625   JPMorgan Chase & Co.                                          19,449
                                                                      ----------
                                                                          42,335
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.6%)
  149,312   Assured Guaranty Ltd.                                          2,074
   24,600   Chubb Corp.                                                    1,894
  111,180   XL Group plc                                                   2,750
                                                                      ----------
                                                                           6,718
                                                                      ----------
            REGIONAL BANKS (0.5%)
  225,300   Fifth Third Bancorp                                            3,274
   46,400   PNC Financial Services Group, Inc.                             2,700
                                                                      ----------
                                                                           5,974
                                                                      ----------
            REITs - MORTGAGE (0.8%)
  250,500   American Capital Agency Corp.                                  8,271
   91,000   Annaly Capital Management, Inc.                                1,469
                                                                      ----------
                                                                           9,740
                                                                      ----------
            REITs - OFFICE (0.4%)
   80,900   Digital Realty Trust, Inc.                                     4,970
                                                                      ----------
            REITs - RESIDENTIAL (0.2%)
   14,800   Essex Property Trust, Inc.                                     2,220
                                                                      ----------
            SPECIALIZED FINANCE (0.9%)
   82,400   CME Group, Inc.                                                4,609
  224,505   MSCI, Inc. "A"*                                                6,048
                                                                      ----------
                                                                          10,657
                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            THRIFTS & MORTGAGE FINANCE (0.4%)
  219,800   New York Community Bancorp, Inc.                          $    3,046
  176,200   People's United Financial, Inc.                                2,120
                                                                      ----------
                                                                           5,166
                                                                      ----------
            Total Financials                                             229,214
                                                                      ----------
            HEALTH CARE (12.9%)
            ------------------
            BIOTECHNOLOGY (1.8%)
  130,900   Acorda Therapeutics, Inc.*                                     3,135
  100,600   Alnylam Pharmaceuticals, Inc.*                                 1,627
  110,765   Amgen, Inc.                                                    9,586
   59,600   Cubist Pharmaceuticals, Inc.*                                  2,557
   65,700   Gilead Sciences, Inc.*                                         4,412
                                                                      ----------
                                                                          21,317
                                                                      ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
  110,315   Cardinal Health, Inc.                                          4,537
                                                                      ----------
            HEALTH CARE EQUIPMENT (3.3%)
  162,300   Baxter International, Inc.                                    10,165
   35,660   Covidien plc                                                   1,960
  313,755   Medtronic, Inc.                                               13,046
  135,940   St. Jude Medical, Inc.                                         5,201
  144,376   Zimmer Holdings, Inc.                                          9,270
                                                                      ----------
                                                                          39,642
                                                                      ----------
            HEALTH CARE FACILITIES (0.1%)
   26,600   Universal Health Services, Inc. "B"                            1,101
                                                                      ----------
            HEALTH CARE SERVICES (0.3%)
   95,100   Omnicare, Inc.                                                 3,284
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.6%)
   34,500   Agilent Technologies, Inc.                                     1,241
   32,500   Bio-Rad Laboratories, Inc. "A"*                                3,294
  136,400   Bruker Corp.*                                                  1,649
   15,300   Waters Corp.*                                                  1,252
                                                                      ----------
                                                                           7,436
                                                                      ----------
            MANAGED HEALTH CARE (2.0%)
   14,700   Centene Corp.*                                                   558
  155,545   CIGNA Corp.                                                    7,933
  167,200   UnitedHealth Group, Inc.                                       9,363
  105,228   WellPoint, Inc.                                                6,449
                                                                      ----------
                                                                          24,303
                                                                      ----------
            PHARMACEUTICALS (4.4%)
   41,500   Allergan, Inc.                                                 3,732
   69,285   Eli Lilly and Co.                                              3,369
  110,100   Hospira, Inc.*                                                 3,379
   55,500   Johnson & Johnson                                              3,930
  347,279   Merck & Co., Inc.                                             15,846
  123,363   Novartis AG ADR                                                7,459
  199,086   Pfizer, Inc.                                                   4,951
   42,000   Sanofi ADR                                                     1,842
  160,480   Teva Pharmaceutical Industries Ltd. ADR                        6,487
   14,100   Watson Pharmaceuticals, Inc.*                                  1,212
                                                                      ----------
                                                                          52,207
                                                                      ----------
            Total Health Care                                            153,827
                                                                      ----------

            INDUSTRIALS (10.5%)
            ------------------
            AEROSPACE & DEFENSE (2.4%)
    6,200   BE Aerospace, Inc.*                                              280

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5  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
  108,700   Boeing Co.                                                $    7,657
   27,400   Exelis, Inc.                                                     303
  126,500   General Dynamics Corp.                                         8,612
   81,540   Honeywell International, Inc.                                  4,993
   38,500   L-3 Communications Holdings, Inc.                              2,841
   66,100   Raytheon Co.                                                   3,739
                                                                      ----------
                                                                          28,425
                                                                      ----------
            AIR FREIGHT & LOGISTICS (1.4%)
  249,637   Expeditors International of Washington, Inc.                   9,139
   99,318   United Parcel Service, Inc. "B"                                7,275
                                                                      ----------
                                                                          16,414
                                                                      ----------
            AIRLINES (0.3%)
  202,500   Spirit Airlines, Inc.*                                         3,554
                                                                      ----------
            BUILDING PRODUCTS (0.2%)
  195,900   Masco Corp.                                                    2,956
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   20,700   AGCO Corp.*                                                      942
   68,585   Joy Global, Inc.                                               4,283
                                                                      ----------
                                                                           5,225
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   47,790   Belden, Inc.                                                   1,711
   51,500   Emerson Electric Co.                                           2,494
                                                                      ----------
                                                                           4,205
                                                                      ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
   46,400   Manpower, Inc.                                                 1,760
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
  340,510   General Electric Co.                                           7,171
                                                                      ----------
            INDUSTRIAL MACHINERY (2.5%)
  105,535   Eaton Corp.                                                    4,983
   21,625   Flowserve Corp.                                                2,930
  159,000   Illinois Tool Works, Inc.                                      9,752
    7,950   ITT Corp.                                                        165
   73,200   Pentair Ltd.                                                   3,092
   29,200   SPX Corp.                                                      2,003
   86,900   Stanley Black & Decker, Inc.                                   6,022
   31,600   Xylem, Inc.                                                      767
                                                                      ----------
                                                                          29,714
                                                                      ----------
            RAILROADS (0.7%)
  142,300   Norfolk Southern Corp.                                         8,730
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
   50,600   WESCO International, Inc.*                                     3,283
                                                                      ----------
            TRUCKING (1.2%)
  601,800   Hertz Global Holdings, Inc.*                                   7,986
  126,700   Ryder System, Inc.                                             5,717
                                                                      ----------
                                                                          13,703
                                                                      ----------
            Total Industrials                                            125,140
                                                                      ----------

            INFORMATION TECHNOLOGY (21.9%)
            -----------------------------
            APPLICATION SOFTWARE (2.0%)
  280,100   Adobe Systems, Inc.*                                           9,523
  193,202   Autodesk, Inc.*                                                6,152
   85,791   FactSet Research Systems, Inc.                                 7,768
                                                                      ----------
                                                                          23,443
                                                                      ----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (3.0%)
 1,020,149  Cisco Systems, Inc.                                       $   17,485
   132,300  JDS Uniphase Corp.*                                            1,282
   278,300  Juniper Networks, Inc.*                                        4,612
   215,076  QUALCOMM, Inc.                                                12,598
                                                                      ----------
                                                                          35,977
                                                                      ----------
            COMPUTER HARDWARE (2.9%)
    58,735  Apple, Inc.                                                   34,953
                                                                      ----------
            COMPUTER STORAGE & PERIPHERALS (1.2%)
   110,510  EMC Corp.*                                                     2,699
   245,100  NetApp, Inc.*                                                  6,593
   110,900  SanDisk Corp.*                                                 4,631
                                                                      ----------
                                                                          13,923
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
    53,585  Automatic Data Processing, Inc.                                3,097
    41,108  Global Payments, Inc.                                          1,757
    78,930  Visa, Inc. "A"                                                10,952
   230,575  Western Union Co.                                              2,928
    23,400  WEX, Inc.*                                                     1,727
                                                                      ----------
                                                                          20,461
                                                                      ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
   116,600  Molex, Inc.                                                    3,028
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (3.1%)
    50,210  eBay, Inc.*                                                    2,425
   166,973  Facebook, Inc. "A"*                                            3,526
    28,831  Google, Inc. "A"*                                             19,598
    44,390  IAC/InterActiveCorp.                                           2,146
   311,452  VistaPrint N.V.*                                               9,490
                                                                      ----------
                                                                          37,185
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (0.9%)
   124,870  iGATE Corp.*                                                   2,004
    15,100  International Business Machines Corp.                          2,937
   619,500  ServiceSource International*                                   5,582
                                                                      ----------
                                                                          10,523
                                                                      ----------
            SEMICONDUCTORS (3.2%)
    13,983  Altera Corp.                                                     426
    49,541  Analog Devices, Inc.                                           1,938
   271,930  Arm Holdings plc ADR                                           8,797
   729,300  Atmel Corp.*                                                   3,402
   147,200  Avago Technologies Ltd.                                        4,862
   132,600  Freescale Semiconductor Ltd.*                                  1,185
    59,200  Intel Corp.                                                    1,280
    38,608  Linear Technology Corp.                                        1,207
    62,800  Microchip Technology, Inc.                                     1,969
   943,300  Micron Technology, Inc.*                                       5,117
    26,900  NXP Semiconductors N.V.*                                         653
   193,500  Skyworks Solutions, Inc.*                                      4,528
    99,000  Texas Instruments, Inc.                                        2,781
                                                                      ----------
                                                                          38,145
                                                                      ----------
            SYSTEMS SOFTWARE (3.5%)
   120,900  CA, Inc.                                                       2,723
    58,700  Check Point Software Technologies Ltd.*                        2,614
   430,030  Microsoft Corp.                                               12,271
   533,717  Oracle Corp.                                                  16,572
   407,400  Symantec Corp.*                                                7,410
                                                                      ----------
                                                                          41,590
                                                                      ----------

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7  | USAA Growth & Income Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.2%)
   52,300   Arrow Electronics, Inc.*                                 $     1,843
                                                                     -----------
            Total Information Technology                                 261,071
                                                                     -----------

            MATERIALS (2.0%)
            ---------------
            DIVERSIFIED CHEMICALS (0.5%)
  200,400   Dow Chemical Co.                                               5,872
                                                                     -----------
            DIVERSIFIED METALS & MINING (0.3%)
   52,467   Compass Minerals International, Inc.                           4,137
                                                                     -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
   11,400   Agrium, Inc.                                                   1,203
                                                                     -----------
            GOLD (0.4%)
  108,605   Barrick Gold Corp.                                             4,399
                                                                     -----------
            PAPER PACKAGING (0.2%)
   71,100   Sonoco Products Co.                                            2,213
                                                                     -----------
            PAPER PRODUCTS (0.2%)
   83,100   International Paper Co.                                        2,977
                                                                     -----------
            SPECIALTY CHEMICALS (0.3%)
   83,800   Celanese Corp. "A"                                             3,184
                                                                     -----------
            Total Materials                                               23,985
                                                                     -----------

            TELECOMMUNICATION SERVICES (2.0%)
            --------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
  250,510   AT&T, Inc.                                                     8,665
   70,500   Verizon Communications, Inc.                                   3,147
                                                                     -----------
                                                                          11,812
                                                                     -----------
            WIRELESS TELECOMMUNICATION SERVICES (1.0%)
  328,600   MetroPCS Communications, Inc.*                                 3,355
  736,000   NII Holdings, Inc. "B"*                                        5,866
   90,000   Vodafone Group plc ADR                                         2,450
                                                                     -----------
                                                                          11,671
                                                                     -----------
            Total Telecommunication Services                              23,483
                                                                     -----------

            UTILITIES (2.5%)
            ---------------
            ELECTRIC UTILITIES (1.4%)
   98,600   Edison International                                           4,628
   27,300   Entergy Corp.                                                  1,981
  100,385   NextEra Energy, Inc.                                           7,033
   45,700   Pinnacle West Capital Corp.                                    2,421
                                                                     -----------
                                                                          16,063
                                                                     -----------
            GAS UTILITIES (0.1%)
   34,200   ONEOK, Inc.                                                    1,618
                                                                     -----------
            MULTI-UTILITIES (1.0%)
  132,000   CenterPoint Energy, Inc.                                       2,860
   19,000   Dominion Resources, Inc.                                       1,003
   31,400   National Grid plc ADR                                          1,790
   99,300   PG&E Corp.                                                     4,222
   84,300   Xcel Energy, Inc.                                              2,382
                                                                     -----------
                                                                          12,257
                                                                     -----------
            Total Utilities                                               29,938
                                                                     -----------
            Total Common Stocks (cost: $1,013,657)                     1,168,922
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (0.2%)
    17,200  MidCap SPDR Trust Series 1 (cost: $2,332)               $      3,066
                                                                    ------------
            Total Equity Securities (cost: $1,015,989)                 1,171,988
                                                                    ------------

            MONEY MARKET INSTRUMENTS (1.4%)

            MONEY MARKET FUNDS (1.4%)
16,250,510  State Street Institutional Liquid Reserve Fund, 0.19%
              (a) (cost: $16,251)                                         16,251
                                                                    ------------

            TOTAL INVESTMENTS(COST: $1,032,240)                     $  1,188,239
                                                                    ============

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                        $   1,168,922     $        --     $         --     $   1,168,922
  Exchange-Traded Funds                        3,066              --               --             3,066
Money Market Instruments:
  Money Market Funds                          16,251              --               --            16,251
-------------------------------------------------------------------------------------------------------
Total                                  $   1,188,239     $        --     $         --     $   1,188,239
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through October 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Growth & Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
October 31, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

10  | USAA Growth & Income Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and one of the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

11  | USAA Growth & Income Fund

================================================================================

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of October 31, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2012, were $201,613,000 and $45,614,000, respectively, resulting in net unrealized appreciation of $155,999,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,190,327,000 at October 31, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.9% of net assets at October 31, 2012.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

E. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2012.
*    Non-income-producing security.

================================================================================

13  | USAA Growth & Income Fund





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     12/19/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/19/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/19/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.